Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Oct. 27, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Nov. 01, 2017
Victory CEMP Commodity Volatility Wtd Index Strategy Fund | Class A
Prospectus:
Trading Symbol	CCOAX
Victory CEMP Commodity Volatility Wtd Index Strategy Fund | Class C
Prospectus:
Trading Symbol	CCOCX
Victory CEMP Commodity Volatility Wtd Index Strategy Fund | Class I
Prospectus:
Trading Symbol	CCOIX
Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund) | Class A
Prospectus:
Trading Symbol	LTGAX
Victory CEMP Global High Dividend Defensive Fund (formerly Victory CEMP Multi-Asset Growth Fund) | Class C
Prospectus:
Trading Symbol	LTGCX
Victory CEMP Long/Short Strategy Fund | Class A
Prospectus:
Trading Symbol	CHLAX
Victory CEMP Long/Short Strategy Fund | Class C
Prospectus:
Trading Symbol	CHLCX
Victory CEMP Long/Short Strategy Fund | Class I
Prospectus:
Trading Symbol	CHLIX
Victory CEMP Market Neutral Income Fund | Class A
Prospectus:
Trading Symbol	CBHAX
Victory CEMP Market Neutral Income Fund | Class C
Prospectus:
Trading Symbol	CBHCX
Victory CEMP Market Neutral Income Fund | Class I
Prospectus:
Trading Symbol	CBHIX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CUHAX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CUHCX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CUHIX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class R6
Prospectus:
Trading Symbol	CUHRX